Schedule of Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Right-of-use Assets And Lease Liabilities
Operating lease liability, Balance	$ 484,104	$ 482,655
Add: Finance cost	30,666	30,397
Add: Additions	31,378	20,055
Less: Repayment of lease liabilities	(34,772)	(24,035)
Remeasurement		(6,087)
Foreign exchange translation gain (loss)	13,130	(18,881)
Operating lease liability, Balance	$ 524,506	$ 484,104